Segment Information - Summary of Financial Information on Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Sales	$ 20,908	$ 20,084
Freight, transportation and distribution	855	768
Net sales	20,053	19,316
Cost of goods sold	14,814	13,814
GROSS MARGIN	5,239	5,502
Selling expense	2,813	2,505
General and administrative expense	429	404
Provincial mining and other taxes	204	292
Share-based compensation expense	69	104
Impairment of assets (Note 13)	824	120
Other expenses (income)	(2)	215
Earnings (loss) before finance costs	902	1,862
EBITDA	2,891	3,661
Acquisition and integration related costs	60	16
Covid 19 Related Expenses	48	0
Foreign exchange loss, net of related derivatives	18	42
Loss on Disposal of Business	6	0
Net gain on disposal of investment in MOPCO (Note 15)	250	0
Adjusted EBITDA	3,667	4,025
Assets	47,192	46,799
Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	(1,115)	(1,060)
Freight, transportation and distribution	(213)	(141)
Net sales	(902)	(919)
Cost of goods sold	(923)	(924)
GROSS MARGIN	21	5
Selling expense	0	0
General and administrative expense	0	0
Provincial mining and other taxes		0
Share-based compensation expense		0
Impairment of assets (Note 13)	0	0
Other expenses (income)	0	0
Earnings (loss) before finance costs	21	5
Depreciation and amortization	0	0
EBITDA	21	5
Merger and related costs		0
Acquisition and integration related costs	0	0
Covid 19 Related Expenses	0
Foreign exchange loss, net of related derivatives	0	0
Loss on Disposal of Business	0
Net gain on disposal of investment in MOPCO (Note 15)	0
Adjusted EBITDA	21	5
Assets	(423)	(205)
Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Nitrogen [Member]
Disclosure of operating segments [Line Items]
Sales	3,200	3,220
Freight, transportation and distribution	460	372
Net sales	2,740	2,848
Cost of goods sold	2,265	2,148
GROSS MARGIN	475	700
Selling expense	27	25
General and administrative expense	8	15
Provincial mining and other taxes	1	2
Share-based compensation expense		0
Impairment of assets (Note 13)	27	0
Other expenses (income)	(288)	(46)
Earnings (loss) before finance costs	700	704
Depreciation and amortization	599	535
EBITDA	1,299	1,239
Merger and related costs		0
Acquisition and integration related costs	(4)	0
Covid 19 Related Expenses	0
Foreign exchange loss, net of related derivatives	0	0
Loss on Disposal of Business	0
Net gain on disposal of investment in MOPCO (Note 15)	(250)
Adjusted EBITDA	1,080	1,239
Assets	10,612	10,991
Nitrogen [Member] | Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	628	612
Nitrogen [Member] | Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	2,572	2,608
Retail [Member] | Operating segments [Member]
Disclosure of operating segments [Line Items]
Sales	14,785	13,282
Freight, transportation and distribution	0	0
Net sales	14,785	13,282
Cost of goods sold	11,049	9,981
GROSS MARGIN	3,736	3,301
Selling expense	2,795	2,484
General and administrative expense	135	112
Provincial mining and other taxes		0
Share-based compensation expense		0
Impairment of assets (Note 13)	0	0
Other expenses (income)	44	69
Earnings (loss) before finance costs	762	636
Depreciation and amortization	668	595
EBITDA	1,430	1,231
Merger and related costs		0
Acquisition and integration related costs	0	0
Covid 19 Related Expenses	0
Foreign exchange loss, net of related derivatives	0	0
Loss on Disposal of Business	0
Net gain on disposal of investment in MOPCO (Note 15)	0
Adjusted EBITDA	1,430	1,231
Assets	20,526	19,990
Retail [Member] | Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	37	38
Retail [Member] | Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	14,748	13,244
Potash [Member]
Disclosure of operating segments [Line Items]
Sales	2,513	2,909
Freight, transportation and distribution	367	305
Net sales	2,146	2,604
Cost of goods sold	1,183	1,103
GROSS MARGIN	963	1,501
Selling expense	9	9
General and administrative expense	7	6
Provincial mining and other taxes	201	287
Share-based compensation expense		0
Impairment of assets (Note 13)	23	0
Other expenses (income)	8	(4)
Earnings (loss) before finance costs	715	1,203
Depreciation and amortization	452	390
EBITDA	1,167	1,593
Merger and related costs		0
Acquisition and integration related costs	0	0
Covid 19 Related Expenses	0
Foreign exchange loss, net of related derivatives	0	0
Loss on Disposal of Business	0
Net gain on disposal of investment in MOPCO (Note 15)	0
Adjusted EBITDA	1,190	1,593
Assets	12,032	11,696
Potash [Member] | Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	248	207
Potash [Member] | Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	2,265	2,702
Phosphate [Member]
Disclosure of operating segments [Line Items]
Sales	1,443	1,600
Freight, transportation and distribution	241	232
Net sales	1,202	1,368
Cost of goods sold	1,166	1,373
GROSS MARGIN	36	(5)
Selling expense	6	5
General and administrative expense	10	7
Provincial mining and other taxes	0	1
Share-based compensation expense		0
Impairment of assets (Note 13)	769	0
Other expenses (income)	6	25
Earnings (loss) before finance costs	(755)	(43)
Depreciation and amortization	218	237
EBITDA	(537)	194
Merger and related costs		0
Acquisition and integration related costs	0	0
Covid 19 Related Expenses	0
Foreign exchange loss, net of related derivatives	0	0
Loss on Disposal of Business	0
Net gain on disposal of investment in MOPCO (Note 15)	0
Adjusted EBITDA	232	194
Assets	1,462	2,198
Phosphate [Member] | Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	202	203
Phosphate [Member] | Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	1,241	1,397
Corporate and Others [Member]
Disclosure of operating segments [Line Items]
Sales	82	133
Freight, transportation and distribution	0	0
Net sales	82	133
Cost of goods sold	74	133
GROSS MARGIN	8	0
Selling expense	(24)	(18)
General and administrative expense	269	264
Provincial mining and other taxes	2	2
Share-based compensation expense	69	104
Impairment of assets (Note 13)	5	120
Other expenses (income)	228	171
Earnings (loss) before finance costs	(541)	(643)
Depreciation and amortization	52	42
EBITDA	(489)	(601)
Merger and related costs		82
Acquisition and integration related costs	(56)	(16)
Covid 19 Related Expenses	48
Foreign exchange loss, net of related derivatives	19	42
Loss on Disposal of Business	6
Net gain on disposal of investment in MOPCO (Note 15)	0
Adjusted EBITDA	(286)	(237)
Assets	2,983	2,129
Corporate and Others [Member] | Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Corporate and Others [Member] | Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	$ 82	$ 133